Debt - Second Amended and Restated Credit Agreement - Additional Information (Detail) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 03, 2015	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 10, 2016
Debt Instrument [Line Items]
Debt Instrument, interest rate			10.00%
Predecessor
Debt Instrument [Line Items]
Extinguishment of debt amount				$ 79,447,000	$ 186,263,000
Letter Of Credit | Predecessor
Debt Instrument [Line Items]
Fees payable on outstanding face amount of letters of credit at rate				5.50%
2016 Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, interest rate			7.10%
Quarterly scheduled debt maturities			$ 357,500
Unrestricted cash and cash equivalents			$ 75,000,000
2016 Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin on interest			6.50%
Debt Instrument Floor Rate			0.50%
2016 Term Loan Facility | Predecessor
Debt Instrument [Line Items]
Issuance of debt	$ 143,000,000					$ 143,000,000
Credit Facility settled in cash	7,000,000
2016 Term Loan Facility | Letter Of Credit
Debt Instrument [Line Items]
Fees payable on outstanding face amount of letters of credit at rate			5.50%
2016 Term Loan Facility | Letter Of Credit | Predecessor
Debt Instrument [Line Items]
Revolving letter of credit commitment	$ 32,000,000
2016 Term Loan Facility | Pre Petition Credit Facility | Predecessor
Debt Instrument [Line Items]
Extinguishment of debt amount		$ 32,000,000